PGIM Quant Solutions International Developed Markets Index Fund Investment Strategy - PGIM Quant Solutions International Developed Markets Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund intends, under normal circumstances, to invest over 80% of its investable assets in securities included in the MSCI EAFE Index (ND) (the “Index”) in approximately the same proportions as those of the Index. The term “investable assets” in this Prospectus refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. MSCI Inc. (“MSCI”) selects countries for the Index. MSCI’s market classification framework includes three criteria: economic development, size and liquidity as well as market accessibility. The Index is free-float adjusted and market-capitalization weighted. The Index is an equity index designed to represent the performance of large and mid-cap securities across 21 developed markets, excluding the United States and Canada. The Index covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. A company's free float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares. As of October 31, 2025, the countries in the Index include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of October 31, 2025, the companies included in the Index had market capitalizations ranging from $2.5 billion to $420 billion. The Fund is not sponsored by or affiliated with MSCI. The principal type of equity and equity-related securities in which the Fund invests is common stock. In addition to common stock, the Fund may invest in a combination of cash-equivalent instruments and stock index futures, with the amount committed at any time as initial margin on open futures positions not to exceed 5% of the Fund’s total assets, and in exchange-traded funds (“ETFs”) up to a maximum of 5% of the total assets of the Fund at time of purchase. Replication and Sampling Methods. The Fund seeks to replicate the Index to the extent possible, taking into account asset levels, capital flows and trade size, by investing substantially all of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. Where it may not be possible or practicable to purchase all of the securities of the Index, the subadviser may use a sampling strategy based on market capitalization and industry weightings. The subadviser may also use stock index futures and/or ETFs to achieve the Fund’s investment objective. The relative portfolio holdings of the Fund at any time may not be precisely identical to the proportions of holdings of the Index. Although the Fund invests over 80% of its investable assets in securities that comprise the Index, the Fund may at times hold securities that are either to be added to or have been removed from the Index. When a security is removed from the Index, the Fund will sell it within a reasonable time. In addition, the Fund's holdings may change for other reasons, such as when the Fund receives securities of companies spun off from companies included in the Index. The subadviser tries to minimize the difference between the investment results of the Fund and those of the Index. Tracking of the Index is monitored regularly. In addition to potential tracking differences, brokerage, transaction costs and other Fund expenses will cause the Fund's return to be lower than the return of the Index. Although index funds, by their nature, tend to be tax-efficient vehicles, the Fund is managed without regard to tax consequences. As an index fund, the Fund is not actively managed by portfolio managers who buy and sell securities based on research and analysis. At times, the Fund may have a significant portion of its assets invested in the same economic sector.